Shareholder Report, Holdings (Details)	Feb. 28, 2025
The Growth Fund of America® - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.22%
The Growth Fund of America® - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
The Growth Fund of America® - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.96%
The Growth Fund of America® - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.93%
The Growth Fund of America® - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%
The Growth Fund of America® - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
The Growth Fund of America® - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
The Growth Fund of America® - Class A | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
The Growth Fund of America® - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
The Growth Fund of America® - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.22%
The Growth Fund of America® - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
The Growth Fund of America® - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.96%
The Growth Fund of America® - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.93%
The Growth Fund of America® - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%
The Growth Fund of America® - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
The Growth Fund of America® - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
The Growth Fund of America® - Class C | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
The Growth Fund of America® - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
The Growth Fund of America® - Class T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.22%
The Growth Fund of America® - Class T | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
The Growth Fund of America® - Class T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.96%
The Growth Fund of America® - Class T | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.93%
The Growth Fund of America® - Class T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%
The Growth Fund of America® - Class T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
The Growth Fund of America® - Class T | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
The Growth Fund of America® - Class T | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
The Growth Fund of America® - Class T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
The Growth Fund of America® - Class F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.22%
The Growth Fund of America® - Class F-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
The Growth Fund of America® - Class F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.96%
The Growth Fund of America® - Class F-1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.93%
The Growth Fund of America® - Class F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%
The Growth Fund of America® - Class F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
The Growth Fund of America® - Class F-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
The Growth Fund of America® - Class F-1 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
The Growth Fund of America® - Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
The Growth Fund of America® - Class F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.22%
The Growth Fund of America® - Class F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
The Growth Fund of America® - Class F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.96%
The Growth Fund of America® - Class F-2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.93%
The Growth Fund of America® - Class F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%
The Growth Fund of America® - Class F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
The Growth Fund of America® - Class F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
The Growth Fund of America® - Class F-2 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
The Growth Fund of America® - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
The Growth Fund of America® - Class F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.22%
The Growth Fund of America® - Class F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
The Growth Fund of America® - Class F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.96%
The Growth Fund of America® - Class F-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.93%
The Growth Fund of America® - Class F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%
The Growth Fund of America® - Class F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
The Growth Fund of America® - Class F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
The Growth Fund of America® - Class F-3 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
The Growth Fund of America® - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
The Growth Fund of America® - Class 529-A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.22%
The Growth Fund of America® - Class 529-A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
The Growth Fund of America® - Class 529-A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.96%
The Growth Fund of America® - Class 529-A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.93%
The Growth Fund of America® - Class 529-A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%
The Growth Fund of America® - Class 529-A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
The Growth Fund of America® - Class 529-A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
The Growth Fund of America® - Class 529-A | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
The Growth Fund of America® - Class 529-A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
The Growth Fund of America® - Class 529-C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.22%
The Growth Fund of America® - Class 529-C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
The Growth Fund of America® - Class 529-C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.96%
The Growth Fund of America® - Class 529-C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.93%
The Growth Fund of America® - Class 529-C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%
The Growth Fund of America® - Class 529-C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
The Growth Fund of America® - Class 529-C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
The Growth Fund of America® - Class 529-C | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
The Growth Fund of America® - Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
The Growth Fund of America®- Class 529-E - CGFEX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.22%
The Growth Fund of America®- Class 529-E - CGFEX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
The Growth Fund of America®- Class 529-E - CGFEX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.96%
The Growth Fund of America®- Class 529-E - CGFEX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.93%
The Growth Fund of America®- Class 529-E - CGFEX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%
The Growth Fund of America®- Class 529-E - CGFEX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
The Growth Fund of America®- Class 529-E - CGFEX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
The Growth Fund of America®- Class 529-E - CGFEX | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
The Growth Fund of America®- Class 529-E - CGFEX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
The Growth Fund of America® - Class 529-T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.22%
The Growth Fund of America® - Class 529-T | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
The Growth Fund of America® - Class 529-T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.96%
The Growth Fund of America® - Class 529-T | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.93%
The Growth Fund of America® - Class 529-T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%
The Growth Fund of America® - Class 529-T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
The Growth Fund of America® - Class 529-T | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
The Growth Fund of America® - Class 529-T | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
The Growth Fund of America® - Class 529-T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
The Growth Fund of America® - Class 529-F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.22%
The Growth Fund of America® - Class 529-F-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
The Growth Fund of America® - Class 529-F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.96%
The Growth Fund of America® - Class 529-F-1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.93%
The Growth Fund of America® - Class 529-F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%
The Growth Fund of America® - Class 529-F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
The Growth Fund of America® - Class 529-F-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
The Growth Fund of America® - Class 529-F-1 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
The Growth Fund of America® - Class 529-F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
The Growth Fund of America® - Class 529-F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.22%
The Growth Fund of America® - Class 529-F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
The Growth Fund of America® - Class 529-F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.96%
The Growth Fund of America® - Class 529-F-2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.93%
The Growth Fund of America® - Class 529-F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%
The Growth Fund of America® - Class 529-F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
The Growth Fund of America® - Class 529-F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
The Growth Fund of America® - Class 529-F-2 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
The Growth Fund of America® - Class 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
The Growth Fund of America® - Class 529-F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.22%
The Growth Fund of America® - Class 529-F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
The Growth Fund of America® - Class 529-F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.96%
The Growth Fund of America® - Class 529-F-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.93%
The Growth Fund of America® - Class 529-F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%
The Growth Fund of America® - Class 529-F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
The Growth Fund of America® - Class 529-F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
The Growth Fund of America® - Class 529-F-3 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
The Growth Fund of America® - Class 529-F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
The Growth Fund of America® - Class R-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.22%
The Growth Fund of America® - Class R-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
The Growth Fund of America® - Class R-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.96%
The Growth Fund of America® - Class R-1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.93%
The Growth Fund of America® - Class R-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%
The Growth Fund of America® - Class R-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
The Growth Fund of America® - Class R-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
The Growth Fund of America® - Class R-1 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
The Growth Fund of America® - Class R-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
The Growth Fund of America- Class R-2 - RGABX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.22%
The Growth Fund of America- Class R-2 - RGABX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
The Growth Fund of America- Class R-2 - RGABX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.96%
The Growth Fund of America- Class R-2 - RGABX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.93%
The Growth Fund of America- Class R-2 - RGABX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%
The Growth Fund of America- Class R-2 - RGABX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
The Growth Fund of America- Class R-2 - RGABX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
The Growth Fund of America- Class R-2 - RGABX | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
The Growth Fund of America- Class R-2 - RGABX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
The Growth Fund of America - Class R-2E - RGEBX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.22%
The Growth Fund of America - Class R-2E - RGEBX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
The Growth Fund of America - Class R-2E - RGEBX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.96%
The Growth Fund of America - Class R-2E - RGEBX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.93%
The Growth Fund of America - Class R-2E - RGEBX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%
The Growth Fund of America - Class R-2E - RGEBX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
The Growth Fund of America - Class R-2E - RGEBX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
The Growth Fund of America - Class R-2E - RGEBX | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
The Growth Fund of America - Class R-2E - RGEBX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
The Growth Fund of America - Class R-3 - RGACX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.22%
The Growth Fund of America - Class R-3 - RGACX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
The Growth Fund of America - Class R-3 - RGACX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.96%
The Growth Fund of America - Class R-3 - RGACX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.93%
The Growth Fund of America - Class R-3 - RGACX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%
The Growth Fund of America - Class R-3 - RGACX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
The Growth Fund of America - Class R-3 - RGACX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
The Growth Fund of America - Class R-3 - RGACX | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
The Growth Fund of America - Class R-3 - RGACX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
The Growth Fund of America - Class R-4 - RGAEX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.22%
The Growth Fund of America - Class R-4 - RGAEX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
The Growth Fund of America - Class R-4 - RGAEX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.96%
The Growth Fund of America - Class R-4 - RGAEX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.93%
The Growth Fund of America - Class R-4 - RGAEX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%
The Growth Fund of America - Class R-4 - RGAEX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
The Growth Fund of America - Class R-4 - RGAEX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
The Growth Fund of America - Class R-4 - RGAEX | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
The Growth Fund of America - Class R-4 - RGAEX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
The Growth Fund of America - Class R-5E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.22%
The Growth Fund of America - Class R-5E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
The Growth Fund of America - Class R-5E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.96%
The Growth Fund of America - Class R-5E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.93%
The Growth Fund of America - Class R-5E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%
The Growth Fund of America - Class R-5E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
The Growth Fund of America - Class R-5E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
The Growth Fund of America - Class R-5E | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
The Growth Fund of America - Class R-5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
The Growth Fund of America - Class R-5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.22%
The Growth Fund of America - Class R-5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
The Growth Fund of America - Class R-5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.96%
The Growth Fund of America - Class R-5 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.93%
The Growth Fund of America - Class R-5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%
The Growth Fund of America - Class R-5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
The Growth Fund of America - Class R-5 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
The Growth Fund of America - Class R-5 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
The Growth Fund of America - Class R-5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
The Growth Fund of America - Class R-6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.22%
The Growth Fund of America - Class R-6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
The Growth Fund of America - Class R-6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.96%
The Growth Fund of America - Class R-6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.93%
The Growth Fund of America - Class R-6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%
The Growth Fund of America - Class R-6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
The Growth Fund of America - Class R-6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
The Growth Fund of America - Class R-6 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
The Growth Fund of America - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%